Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document And Entity Information
Entity Registrant Name	Blow & Drive Interlock Corp
Entity Central Index Key	0001586495
Document Type	S-1
Document Period End Date	Jun. 30, 2014
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This registration statement and the prospectus therein covers the registration of 5,641,000 shares of common stock offered by the holders thereof.
Entity Filer Category	Smaller Reporting Company